Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 15,625,041
Intangible assets, ending balance	14,854,960	R$ 15,625,041
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,382,138	2,057,049
Additions/(Amortization)	(936,731)	(978,289)
Write-offs
Transfers	890,596	1,303,378
Capitalized interest
Intangible assets, ending balance	2,336,003	2,382,138
Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	9,416,332	7,435,977
Additions/(Amortization)	(830,657)	(775,670)
Write-offs
Transfers	45,303	2,756,025
Capitalized interest
Intangible assets, ending balance	8,630,978	9,416,332
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,112,169	3,112,169
Additions/(Amortization)
Write-offs
Transfers
Capitalized interest
Intangible assets, ending balance	3,112,169	3,112,169
Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	110,415	115,290
Additions/(Amortization)	(11,096)	(10,686)
Write-offs
Transfers	5,114	5,811
Capitalized interest
Intangible assets, ending balance	104,433	110,415
List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	198,492	253,629
Additions/(Amortization)	(33,082)	(55,137)
Write-offs
Transfers
Capitalized interest
Intangible assets, ending balance	165,410	198,492
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	201,629	214,931
Additions/(Amortization)	(41,192)	(65,123)
Write-offs		(401)
Transfers	9,110	52,222
Capitalized interest
Intangible assets, ending balance	169,547	201,629
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	203,866	3,227,503
Additions/(Amortization)	1,082,832	998,121
Write-offs	(155)
Transfers	(950,123)	(4,117,436)
Capitalized interest		95,678
Intangible assets, ending balance	336,420	203,866
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	46,313,583	45,179,692
Additions/(Amortization)	1,146,747	1,038,989
Write-offs	(209)	(776)
Transfers
Capitalized interest		95,678
Intangible assets, ending balance	47,460,121	46,313,583
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	23,167,846	21,979,251
Additions/(Amortization)
Write-offs	(54)	(193)
Transfers	890,596	1,188,788
Intangible assets, ending balance	24,058,388	23,167,846
Gross carrying amount [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	18,794,239	15,839,784
Additions/(Amortization)	63,915	40,868
Write-offs
Transfers	45,303	2,913,587
Intangible assets, ending balance	18,903,457	18,794,239
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,112,169	3,112,169
Additions/(Amortization)
Write-offs
Transfers
Intangible assets, ending balance	3,112,169	3,112,169
Gross carrying amount [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	207,589	201,778
Additions/(Amortization)
Write-offs
Transfers	5,114	5,811
Intangible assets, ending balance	212,703	207,589
Gross carrying amount [member] | List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	253,629	253,629
Additions/(Amortization)
Write-offs
Transfers
Intangible assets, ending balance	253,629	253,629
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	574,245	565,578
Additions/(Amortization)
Write-offs		(583)
Transfers	9,110	9,250
Intangible assets, ending balance	583,355	574,245
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	203,866	3,227,503
Additions/(Amortization)	1,082,832	998,121
Write-offs	(155)
Transfers	(950,123)	(4,117,436)
Capitalized interest		95,678
Intangible assets, ending balance	336,420	203,866
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(30,688,542)	(28,763,144)
Additions/(Amortization)	(1,916,673)	(1,925,773)
Write-offs	54	375
Transfers
Capitalized interest
Intangible assets, ending balance	(32,605,161)	(30,688,542)
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(20,785,708)	(19,922,202)
Additions/(Amortization)	(936,731)	(978,289)
Write-offs	54	193
Transfers		114,590
Capitalized interest
Intangible assets, ending balance	(21,722,385)	(20,785,708)
Accumulated depreciation and amortisation [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(9,377,907)	(8,403,807)
Additions/(Amortization)	(894,572)	(816,538)
Write-offs
Transfers		(157,562)
Capitalized interest
Intangible assets, ending balance	(10,272,479)	(9,377,907)
Accumulated depreciation and amortisation [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(97,174)	(86,488)
Additions/(Amortization)	(11,096)	(10,686)
Write-offs
Transfers
Capitalized interest
Intangible assets, ending balance	(108,270)	(97,174)
Accumulated depreciation and amortisation [member] | List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(55,137)
Additions/(Amortization)	(33,082)	(55,137)
Write-offs
Transfers
Capitalized interest
Intangible assets, ending balance	(88,219)	(55,137)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(372,616)	(350,647)
Additions/(Amortization)	(41,192)	(65,123)
Write-offs		182
Transfers		42,972
Capitalized interest
Intangible assets, ending balance	(413,808)	(372,616)
Total Intangible Assets Net [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	15,625,041	16,416,548
Additions/(Amortization)	(769,926)	(886,784)
Write-offs	(155)	(401)
Transfers
Capitalized interest		95,678
Intangible assets, ending balance	R$ 14,854,960	R$ 15,625,041